LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES

NOTE 9:-LEASES

The Company entered into operating leases primarily for offices. The leases have remaining lease terms of up to 5.5 years, some of which may include options to extend the leases for up to an additional 8 years.

The components of operating lease costs were as follows:

	Year ended December 31,
	2019	2020

Operating lease cost	$5,897	$6,495
Short-term lease cost	733	1,709
Variable lease cost	1,014	1,193
Sublease income	(279)	(273)

Total net lease costs	$7,365	$9,124

F - 30

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 9:-LEASES (Cont.)

Supplemental balance sheet information related to operating leases is as follows:

	Year ended December 31,
	2019	2020

Operating lease ROU assets (under other long-term assets in the balance sheet)	$22,484	$20,363
Operating lease liabilities, current	$5,925	$7,025
Operating lease liabilities, long-term (under other long-term liabilities in the balance sheet)	$18,579	$16,202
Weighted average remaining lease term (in years)	4.8	3.8
Weighted average discount rate	1.7%	1.7%

Minimum lease payments for the Company's ROU assets over the remaining lease periods as of December 31, 2020, are as follows:

December 31, 2020

2021	$7,080
2022	6,769
2023	5,803
2024	3,725
2025	389
Thereafter	198

Total undiscounted lease payments	23,964
Less: imputed interest	(737)

Present value of lease liabilities	$23,227